BORROWINGS - Repayments on Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Debt in breach of asset-level financial covenants		$ 31
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 40,904	26,567
Non-recourse borrowings | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	41,940
Non-recourse borrowings | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(1,036)
Non-recourse borrowings | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	4,668
Non-recourse borrowings | 2025 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,801
Non-recourse borrowings | 2026 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	7,858
Non-recourse borrowings | 2027 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	5,034
Non-recourse borrowings | 2028 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	5,407
Non-recourse borrowings | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	16,172
Non-recourse borrowings | Utilities
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	11,772	8,702
Non-recourse borrowings | Utilities | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	11,864
Non-recourse borrowings | Utilities | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(92)
Non-recourse borrowings | Utilities | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,112
Non-recourse borrowings | Utilities | 2025 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,057
Non-recourse borrowings | Utilities | 2026 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,151
Non-recourse borrowings | Utilities | 2027 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,090
Non-recourse borrowings | Utilities | 2028 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,792
Non-recourse borrowings | Utilities | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	5,662
Non-recourse borrowings | Transport
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	11,710	4,924
Non-recourse borrowings | Transport | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	12,505
Non-recourse borrowings | Transport | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(795)
Non-recourse borrowings | Transport | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,335
Non-recourse borrowings | Transport | 2025 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	709
Non-recourse borrowings | Transport | 2026 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	4,731
Non-recourse borrowings | Transport | 2027 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,046
Non-recourse borrowings | Transport | 2028 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	840
Non-recourse borrowings | Transport | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,844
Non-recourse borrowings | Midstream
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	11,154	9,021
Non-recourse borrowings | Midstream | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	11,122
Non-recourse borrowings | Midstream | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	32
Non-recourse borrowings | Midstream | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,817
Non-recourse borrowings | Midstream | 2025 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	243
Non-recourse borrowings | Midstream | 2026 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,331
Non-recourse borrowings | Midstream | 2027 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,529
Non-recourse borrowings | Midstream | 2028 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	711
Non-recourse borrowings | Midstream | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	5,491
Non-recourse borrowings | Data
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	6,268	$ 3,920
Non-recourse borrowings | Data | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	6,449
Non-recourse borrowings | Data | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(181)
Non-recourse borrowings | Data | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	404
Non-recourse borrowings | Data | 2025 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	792
Non-recourse borrowings | Data | 2026 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	645
Non-recourse borrowings | Data | 2027 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	369
Non-recourse borrowings | Data | 2028 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,064
Non-recourse borrowings | Data | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 2,175